Basis of preparation (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Basis of Preparation
Minimum undiscounted forecast period for assessing future taxable profits	5 years
Threshold forecast period of recovery of tax losses	5 years
Portion of property, plant and equipment in total assets (as a percent)	19.20%	19.50%
Minimum compound annual growth rate in adjusted EBITDA for five years forecast (in years)	6 years
Maximum compound annual growth rate in adjusted EBITDA for five years forecast (in years)	10 years
Net foreign exchange gain (loss)	€ (2,277)	€ 476	€ (231)
Net foreign exchange loss	305	187	272
Operating profit
Basis of Preparation
Net foreign exchange loss	1		133
Net foreign exchange gain		65
Non-operating income and expense
Basis of Preparation
Net foreign exchange loss	0		127
Net foreign exchange gain		80
Investment and financing income
Basis of Preparation
Net foreign exchange loss	190		28
Net foreign exchange gain		322
Income tax expense
Basis of Preparation
Net foreign exchange loss	7
Net foreign exchange gain		€ 9	€ 1
Loss for the financial year from discontinued operations
Basis of Preparation
Net foreign exchange loss	€ 2,079